UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21707

PRESIDIO FUND

(Exact name of registrant as specified in charter)

726 Lake Street

San Francisco,  CA                                     94118

(Address of principal executive offices)              (Zip code)

Kevin C. O’Boyle

Presidio Fund

726 Lake Street

San Francisco, CA 94118

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 751-0950

Date of fiscal year end: April 30

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Presidio Fund

	Schedule of Investments
	July 31, 2005
	(Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aerospace/Defense
5,400	Herley Industries Inc. *	$ 105,516
13,700	SM&A *	120,149
		225,665	4.41%

Agriculture
9,100	UAP Holding Corp.	176,540	3.45%

Basic Materials
2,700	Newmont Mining Corp.	101,385
2,400	streetTRACKS Gold Shares *	102,744
		204,129	3.99%

Business Services
3,300	ADVO Inc.	115,995
6,000	AMN Healthcare Services Inc.*	101,460
2,100	Cardinal Health Inc.	125,118
4,700	FTI Consulting Inc.*	113,270
12,700	IKON Office Solutions Inc.	121,920
2,000	Keystone Automotive Industries Inc.*	52,780
		630,543	12.34%

Consumer Products
10,300	LeapFrog Enterprises Inc. *	128,441
5,300	Newell Rubbermaid Inc.	131,811
11,000	Playtex Products Inc.*	117,260
		377,512	7.38%

Electronic Components, NEC
13,000	Magnetek Inc. *	41,470
3,100	Rogers Corp. *	126,542
		168,012	3.29%

Energy
2,600	Ensco International Inc.	104,988
9,700	International Coal Group Inc. *	128,525
		233,513	4.57%

Healthcare - Biotechnology
3,600	MedImmune Inc. *	102,276	2.00%

Healthcare Capital Equipment
8,500	Omnicell Inc. *	71,655
2,700	Quinton Cardiology Systems *	24,408
5,000	ZOLL Medical Corp. *	135,800
		231,863	4.53%

Healthcare Products
3,700	Endo Pharmaceuticals Holdings Inc. *	105,302	2.06%

Healthcare Services
3,700	VistaCare Inc.*	77,404	1.51%

Information Technology Service
8,000	Bearingpoint Inc. *	65,680	1.28%

Insurance and Insurance Brokers
3,000	Conseco Inc. *	65,430
10,100	U.S.I. Holdings Corp. *	129,482
		194,912	3.81%

Restaurants
1,600	California Pizza Kitchen Inc.*	48,960	0.96%

Retail
2,700	Big Lots Inc. *	35,019
2,200	Family Dollar Stores Inc.	56,760
3,700	Fred's Inc.	71,410
6,000	Rent-A-Center Inc. *	126,540
2,800	Ross Stores Inc.	74,200
		363,929	7.13%

Technology
13,800	Callidus Software Inc. *	42,918
15,200	Compuware Corp. *	128,136
5,600	Power Integrations Inc.*	129,808
2,700	SPSS Inc. *	53,028
17,000	Staktek Holdings Inc. *	61,370
		415,260	8.13%

Telecommunications Equipment
12,400	Avaya Inc.*	128,092
6,000	EMS Technologies Inc.*	91,500
		219,592	4.29%

Telecommunications Services
7,400	Citizens Communications Co.	97,236	1.90%

Total for Common Stock (Cost $3,637,002)		3,938,328	77.03%

Cash and Equivalents
1,689,575	First American Treasury Obligation Fund Cl A	1,689,575	33.04%
	2.24% **
	(Cost - $1,689,575)

	Total Investments	5,627,903	110.07%
	(Cost - $5,326,577)

	Liabilities in Excess of Other Assets	(514,914)	-10.07%

	Net Assets	$ 5,112,989	100.00%

* Non-Income producing securities.
** Variable rate security; the coupon rate shown represents the rate at July 31, 2005.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

PRESIDIO FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,326,577 amounted to $301,326, which consisted of aggregate gross unrealized appreciation of $330,968 and aggregate gross unrealized depreciation of $29,642.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUND

By : /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      President

Date:    09/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      President

Date:    09/28/05

By : /s/ Kevin C. O’Boyle

       Kevin C. O’Boyle

       Chief Financial Officer

Date:    09/28/05